Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 19.6	$ 18.4